Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	424,786,803.54	24,984
Yield Supplement Overcollateralization Amount 11/30/20	17,131,015.24	0
Receivables Balance 11/30/20	441,917,818.78	24,984
Principal Payments	19,427,884.45	495
Defaulted Receivables	736,675.00	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	15,945,017.26	0
Pool Balance at 12/31/20	405,808,242.07	24,454

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.81%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	4,979,218.36	228
Past Due 61-90 days	1,446,431.16	67
Past Due 91-120 days	245,519.95	13
Past Due 121+ days	0.00	0
Total	6,671,169.47	308

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.58%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	342,730.22
Aggregate Net Losses/(Gains) - December 2020	393,944.78
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.07%
Prior Net Losses Ratio	1.12%
Second Prior Net Losses Ratio	0.64%
Third Prior Net Losses Ratio	0.30%
Four Month Average	0.78%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.08%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average APR	4.11%
Weighted Average APR, Yield Adjusted	6.55%
Weighted Average Remaining Term	41.17

Flow of Funds	$ Amount
Collections	26,141,106.04
Investment Earnings on Cash Accounts	1,129.72
Servicing Fee(1)	(368,264.85)
Transfer to Collection Account	0.00
Available Funds	25,773,970.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,040,948.74
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,759,322.46
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,891,202.45
(12) Collection Account Redeposits	3,717,000.00

Total Distributions of Available Funds	25,773,970.91

Servicing Fee	368,264.85
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 12/15/20	419,567,564.53
Principal Paid	18,978,561.47
Note Balance @ 01/15/21	400,589,003.06

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2a
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2b
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-3
Note Balance @ 12/15/20	296,337,564.53
Principal Paid	18,978,561.47
Note Balance @ 01/15/21	277,359,003.06
Note Factor @ 01/15/21	79.0196590%

Class A-4
Note Balance @ 12/15/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	76,260,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	31,320,000.00
Note Factor @ 01/15/21	100.0000000%

Class C
Note Balance @ 12/15/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	15,650,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,187,206.99
Total Principal Paid	18,978,561.47
Total Paid	20,165,768.46

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.15863%
Coupon	0.29863%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.33000%
Interest Paid	822,336.74
Principal Paid	18,978,561.47
Total Paid to A-3 Holders	19,800,898.21

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1401967
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.2270598
Total Distribution Amount	19.3672565

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amountsss	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.3428397
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	54.0699757
Total A-3 Distribution Amount	56.4128154

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	724.99
Noteholders' Principal Distributable Amount	275.01

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/20	2,609,619.51
Investment Earnings	274.53
Investment Earnings Paid	(274.53)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,298,331.46	$1,950,022.80	$2,496,930.63
Number of Extensions	148	85	109
Ratio of extensions to Beginning of Period Receivables Balance	0.75%	0.42%	0.52%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.